Nature of Business, Presentation, and Going Concern (Policies)	9 Months Ended
Sep. 30, 2012
Nature Of Business Presentation And Going Concern Policies
Organization

Onteco Corporation ("the Company") was organized under the laws of the State of Nevada on December 31, 2007. The Company was established as part of the implementation of the Chapter 11 plan of reorganization of Arrin Systems, Inc. ("Arrin").  Arrin filed for Chapter 11 Bankruptcy in April 2007 in the U.S. Bankruptcy Court for the Southern District of California.  Arrin’s plan of reorganization was confirmed by the Court on December 12, 2007 and became effective on December 30, 2007.  The plan of reorganization provided for the establishment of the Issuer and the sale to the Issuer of Arrin’s proprietary software (used in the employee background screening industry) in exchange for 568 shares of InfoSpi’s common stock which were distributed to Arrin’s general unsecured creditors.

At that time, management believed the Company lacked the resources to effectively market its services on its own and therefore engaged in a search for a merger or acquisition partner with the resources to either develop this business or enter another line of business which will bring value to the Issuer's shareholders.

The Company was founded to develop innovative, practical and cost-effective solutions to some of the most significant environmental challenges facing industries and governments around the world. Additionally, these solutions must show promise of generating profits for the company. Specifically the company has determined that one industry that meets both of the above-mentioned prongs of criteria is the Energy Saving Lighting Industry.

Effective on February 14, 2011, the Board of Directors of the Company approved and authorized the execution of a definitive agreement dated February  14, 2011 (the “Agreement”) among the Company, NexPhase Lighting, Inc., a privately held Florida corporation (“NexPhase”)., and the shareholders of NexPhase (the “NexPhase Shareholders”). In accordance with the terms and provisions of the Agreement: (i) the Company acquired from the NexPhase Shareholders an aggregate 55,622,000 shares of common stock of NexPhase representing the total issued and outstanding shares of NexPhase; (ii) in exchange thereof, the Company issued to the NexPhase Shareholders an aggregate 67,500 shares of its restricted common stock generally in proportion to the equity holdings of the NexPhase Shareholders; (iii) NexPhase transferred and assigned to the Company all existing material contracts including those related to distribution, licensing and marketing and those dealing with the grant of rights for the use of any and all intellectual property; (iv) the Company assumed all other assets of NexPhase, including licenses, royalty rights, equipment, product designs, marketing and sale materials, logos, trademarks, copyrights and website; and (v) the Company further assumed all liabilities of NexPhase, including all trade and debt obligations.  Therefore, as of the February 14, 2011, NexPhase has become a wholly-owned subsidiary of the Company.

NexPhase is in the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits (the “LED Lighting Fixtures”), as well as licensing its technologies to territories outside of the United States.

The Company’s Board of Directors has unanimously adopted a resolution, and has received shareholder approval, to authorize the Board to effectuate a Spin-Off of NexPhase upon receipt of all necessary regulatory approvals and the passage of all necessary waiting periods. The Board of Directors had determined that it would be in the Company’s best interest to effect the Spin-Off and has received the consent of holders of over 100% of the voting rights and power of the Company’s securities to authorize the Board of Directors to effect the Spin-Off.  The Company will issue shares of NexPhase to the existing shareholders of the Company on a pro-rated basis on or about November 15, 2012.  See Note 6 – Spin-Off of NexPhase Lighting and Note 7 – Licensing, Manufacturing and Distribution Agreement.

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Effective October 25, 2012, the Company’s Board of Directors approved and authorized the execution of a share exchange agreement (the “Share Exchange Agreement”) with Cyber Centers Worldwide Corporation, a private Florida corporation (“CCWC”), and the shareholders of CCWC (the "CCWC Shareholders"). In accordance with the terms and provisions of the Share Exchange Agreement, the Company will acquire approximately 150,000,000 shares of common stock of CCWC and 1,000,000 shares of Series B preferred stock of CCWC, which represents 100% of the total issued and outstanding shares held of record by the CCWC Shareholders. In exchange for the acquisition of the capital shares of CCWC, the Company shall issue to the CCWC Shareholders on a pro rata basis 150,000,000 restricted shares of common stock of the Company and 1,000,000 shares of Series B preferred stock of the Company. This resulted in CCWC becoming the wholly-owned subsidiary of the Company. Prior to this share exchange, CCWC changed its name from Cyber Centers International Corporation ("CCIC").  See Note 5 – Acquisition of Cyber Centers Worldwide Corporation.

 In accordance with the Share Exchange Agreement and anticipated consummation of the spin-off of the Company's wholly-owned subsidiary, NexPhase Lighting Inc., the operations of the Company will change from the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits. The business operations of the Company will be conducted through its new wholly-owned subsidiary, CCWC, which involves interactive online gaming within the entertainment industry. Over the past years, the founders of CCIC have invested private capital, time and effort and innovative technology in its product development. CCWC today is capitalizing on the emerging trends in interactive gaming and social marketing with a vision to become the benchmark in the gaming industry with a reputation for customer safety, security and quality customer service, while also upholding the interests of shareholders.

Stock Splits

On November 2, 2011, the Company's Board of Directors declared a one for one-thousand reverse stock split of all outstanding shares of common stock.  All common share and per common share data in these consolidated financial statements and related notes hereto have been retroactively adjusted to account for the effect of the reverse stock split for all periods presented prior to November 2, 2011.  The total number of authorized common shares and the par value thereof was not changed by the split.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial statement presentation and in accordance with Form 10-Q.  Accordingly, they do not include all of the information and footnotes required in annual financial statements.  In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows.  All intercompany transactions and accounts have been eliminated in consolidation.  The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited financial statements should be read in conjunction with our 2011 annual financial statements included in our Annual Report on Form 10-K/A, filed with the U.S. Securities and Exchange Commission (“SEC”) on May 21, 2012.

Reclassifications	Certain items on the 2011 balance sheet, statement of operations and statement of cash flows have been reclassified to conform to current period presentation.
Development Stage Enterprise

Since its formation on December 31, 2007, the Company became a “development stage company” as defined in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) ASC Topic 915 “Development Stage Entities”.  To date, the Company's planned principal operations have not fully commenced.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company has incurred a net loss of $1,904,183 for the nine months ended September 30, 2012 and has incurred cumulative losses since inception of $4,495,115.  These factors raise substantial doubt about the ability of the Company to continue as a going concern.  The Company’s continuation as a going concern is dependent upon its ability to generate revenues, its ability to continue to raise investment capital, and to implement its business plan.  No assurance can be given that the Company will be successful in these efforts.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.